OTHER INTANGIBLE ASSETS, NET (Schedule of Definite-Lived Other Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 1,169,234	$ 1,111,518
Accumulated amortization	661,002	560,171
Other intangible assets, net	508,232	551,347
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	720,134	673,291
Accumulated amortization	372,895	315,665
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	393,204	382,031
Accumulated amortization	264,463	225,951
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	55,896	56,196
Accumulated amortization	$ 23,644	$ 18,555